Transactions with Related Parties, Altair Travel Agency S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Member] | Altair [Member]
Transactions with Related Parties [Abstract]
Travel expenses	$ 63	$ 55